Annual Total Returns[BarChart] - Victory Sophus Emerging Markets VIP Series - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(20.97%)	13.59%	(3.47%)	(3.71%)	(12.74%)	11.57%	42.88%	(18.97%)	23.13%	16.17%